21. Direct taxes, charges and contributions payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	R$ 542,213	R$ 467,574
Current portion	(332,333)	(260,786)
Non-current portion	209,880	206,788
Income Tax And Social Contribution On Income [Member]
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	372,467	391,813
PIS/COFINS [Member]
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	76,072	38,880
Other [Member]
DirectTaxesChargesAndContributionsPayableLineItems [Line Items]
Direct taxes, charges and contributions payable	R$ 93,674	R$ 36,881